Annual Total Returns - VIPEmergingMarketsPortfolio-InvestorPRO - VIPEmergingMarketsPortfolio-InvestorPRO - VIP Emerging Markets Portfolio - VIP Emerging Markets Portfolio - Investor Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(10.08%)
Annual Return 2016	3.06%
Annual Return 2017	47.32%
Annual Return 2018	(18.02%)
Annual Return 2019	29.38%
Annual Return 2020	31.16%
Annual Return 2021	(2.28%)
Annual Return 2022	(20.20%)
Annual Return 2023	9.61%
Annual Return 2024	9.90%